Schedule of changes in the carrying value of biological assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Disclosure of detailed information about biological assets [abstract]
Carrying amount, beginning of period	$ 2,332	$ 1,504
Acquired through acquisition	3,291	0
Production costs capitalized	19,215	993
Net increase in fair value due to biological transformation less cost to sell	38,856	7,340
Transferred to inventory upon harvest	56,323	7,505
Carrying amount, end of period	$ 7,371	$ 2,332